Redeemable Convertible Preferred and Common Stock - Schedule of Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2021	Mar. 11, 2021	Dec. 31, 2020	Aug. 31, 2020	Jul. 31, 2020	May 31, 2020	Apr. 30, 2020	Dec. 31, 2019	Dec. 31, 2017	Oct. 31, 2017	Jul. 31, 2016	May 31, 2016	Apr. 30, 2016
Class of Stock [Line Items]
Sale of stock issue price per share		$ 10.00										$ 1.02	$ 1.02
Shares Authorized (in shares)	0		131,411,372					4,421,633
Shares Issued (in shares)	0		88,434,754					4,384,348
Shares Outstanding (in shares)	0		88,434,754					4,384,348
Liquidation Amount	$ 0		$ 41,791					$ 40,272
OTI
Class of Stock [Line Items]
Shares Authorized (in shares)								4,421,633
Shares Issued (in shares)								4,384,348
Shares Outstanding (in shares)								4,384,348
Liquidation Amount								$ 40,272
Carrying Amount								$ 40,016
Series seed [Member]
Class of Stock [Line Items]
Sale of stock issue price per share													$ 1.45
Series seed [Member] | OTI
Class of Stock [Line Items]
Sale of stock issue price per share								$ 1.45			$ 1.02
Shares Authorized (in shares)								2,068,201
Shares Issued (in shares)								2,068,201
Shares Outstanding (in shares)								2,068,201
Liquidation Amount								$ 3,000
Carrying Amount								$ 2,911
Series A [Member] | OTI
Class of Stock [Line Items]
Sale of stock issue price per share								$ 16.09	$ 11.3158	$ 11.3158
Shares Authorized (in shares)								2,353,432
Shares Issued (in shares)								2,316,147
Shares Outstanding (in shares)								2,316,147
Liquidation Amount								$ 37,272
Carrying Amount								$ 37,105
Series B [Member] | OTI
Class of Stock [Line Items]
Sale of stock issue price per share			$ 0.47	$ 0.3323	$ 0.3323	$ 0.3323	$ 0.3323
Sale of stock issue price per share			$ 0.33
Shares Authorized (in shares)			131,411,372
Shares Issued (in shares)			88,434,754
Shares Outstanding (in shares)			88,434,754
Liquidation Amount			$ 41,791
Carrying Amount			$ 39,225